Consolidated Statements of Operations In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Consolidated Statements of Operations
Net revenue	$ 86,167	534,634	877,451	748,133
Costs and expenses:
Commissions and other agent-related costs	(55,117)	(341,982)	(562,436)	(455,282)
Operating costs	(24,004)	(148,938)	(184,393)	(175,330)
Selling, general and administrative expenses	(27,740)	(172,118)	(234,065)	(177,475)
Goodwill impairment losses		0	(20,384)	(10,755)
Net change in fair value (Note 2(q) and Note 21)	8	52	22,069	11,989
Total costs and expenses	(106,853)	(662,986)	(979,209)	(806,853)
Loss from operations	(20,686)	(128,352)	(101,758)	(58,720)
Interest income	166	1,032	4,162	2,324
Other income	1,682	10,435	7,360	6,497
Foreign currency exchange loss	(6)	(37)	(113)	(19)
Loss before income tax and share of associates' income (loss)	(18,844)	(116,922)	(90,349)	(49,918)
Income tax	915	5,677	2,332	(2,713)
Share of associates' income	298	1,847	2,074	2,547
Net Loss	(17,631)	(109,398)	(85,943)	(50,084)
Net loss (income) attributable to non-controlling interest	76	474	12,792	2,094
Net loss attributable to IFM Investments Limited	$ (17,555)	(108,924)	(73,151)	(47,990)
Net loss per share, basic (in dollars per share)	$ (0.03)	(0.16)	(0.11)	(0.07)
Net loss per share, diluted (in dollars per share)	$ (0.03)	(0.16)	(0.11)	(0.07)
Net loss per ADS, basic (in dollars per share)	$ (1.18)	(7.33)	(4.93)	(3.23)
Net loss per ADS, diluted (in dollars per share)	$ (1.18)	(7.33)	(4.93)	(3.23)
Number of shares used in calculating net loss per share, basic	669,132	669,132	668,198	667,672
Number of shares used in calculating net loss per share, diluted	669,132	669,132	668,198	667,672
Number of ADSs used in calculating net loss per ADS, basic	14,870	14,870	14,849	14,837
Number of ADSs used in calculating net loss per ADS, diluted	14,870	14,870	14,849	14,837